UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   04/18/2012

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    64

Form 13F Information Table Value Total:    89,798
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS Alerian MLP ETF           COM              00162Q866     1129         67830 SH       Sole                 67830.00
AmerisourceBergen Corp.        COM              03073e105      773         19497 SH       Sole                 19497.00
Annaly Mortgage Mangement      COM              035710409      214         13500 SH       Sole                 13500.00
Anworth Mtg Asset Corp         COM              037347101      104         15750 SH       Sole                 15750.00
Applied Materials Inc.         COM              038222105      448         35998 SH       Sole                 35998.00
Archer Daniels Midland         COM              039483102      447         14132 SH       Sole                 14132.00
Athersys, Inc.                 COM              04744l106       43         28000 SH       Sole                 28000.00
Avista Corp                    COM              940688104      451         17629 SH       Sole                 17629.00
Baxter International           COM              071813109      682         11407 SH       Sole                 11407.00
Becton Dickinson & Co.         COM              075887109      586          7541 SH       Sole                  7541.00
Black Hills Corporation        COM              092113109      473         14110 SH       Sole                 14110.00
Blackrock                      COM              092477108      542          2644 SH       Sole                  2644.00
Buckeye Partners LP            COM              118230101      506          8266 SH       Sole                  8266.00
CVS Corp. Delaware             COM              126650100      543         12130 SH       Sole                 12130.00
Cardinal Health Inc.           COM              14149Y108      750         17394 SH       Sole                 17394.00
Casey's General Stores Inc     COM              147528103      545          9818 SH       Sole                  9818.00
Chevron Corp.                  COM              166764100      325          3027 SH       Sole                  3027.00
Church & Dwight Company, Inc C COM              171340102      522         10613 SH       Sole                 10613.00
Coca Cola Enterprises          COM              19122T109      457         15996 SH       Sole                 15996.00
Colgate-Palmolive              COM              194162103      508          5199 SH       Sole                  5199.00
Devon Energy Corp.             COM              25179m103      626          8795 SH       Sole                  8795.00
EOG Resources Inc.             COM              26875P101      712          6413 SH       Sole                  6413.00
Eaton Vance Corp               COM              278265103      505         17682 SH       Sole                 17682.00
Enterprise Products LP         COM              293792107      407          8060 SH       Sole                  8060.00
Exxon Mobil Corp.              COM              30231G102     1323         15254 SH       Sole                 15254.02
General Electric Co.           COM              369604103      308         15364 SH       Sole                 15364.00
Intel Corp.                    COM              458140100      587         20896 SH       Sole                 20896.00
Intersil Holdings              COM              46069s109      411         36705 SH       Sole                 36705.00
KLA-Tencor Corp                COM              482480100      588         10810 SH       Sole                 10810.00
Keycorp                        COM              493267108      307         36158 SH       Sole                 36158.00
Kimberly-Clark Corp.           COM              494368103      465          6298 SH       Sole                  6298.00
Kinder Morgan Energy Partners  COM              494550106      550          6651 SH       Sole                  6651.00
Linear Technology Corp.        COM              535678106      489         14521 SH       Sole                 14521.00
MDU Resources Group Inc        COM              552690109      457         20418 SH       Sole                 20418.00
McKesson Corp.                 COM              58155q103      867          9881 SH       Sole                  9881.00
Medtronic Inc.                 COM              585055106      722         18428 SH       Sole                 18428.00
Molson Coors Brewing Company   COM              60871r209      433          9580 SH       Sole                  9580.00
Noble Energy Inc               COM              655044105      631          6453 SH       Sole                  6453.00
Northern Trust Corp.           COM              665859104      537         11317 SH       Sole                 11317.00
Owens & Minor Inc.             COM              690732102      738         24252 SH       Sole                 24252.00
Pepsico Inc.                   COM              713448108      956         14407 SH       Sole                 14407.00
Pfizer Inc.                    COM              717081103      247         10909 SH       Sole                 10909.00
Procter & Gamble Co.           COM              742718109      541          8054 SH       Sole                  8054.00
Progressive Corp.              COM              743315103      364         15710 SH       Sole                 15710.00
SEI Investments                COM              784117103      531         25679 SH       Sole                 25679.00
SPDR Dow Jones Industrial Aver COM              252787106    12196         92531 SH       Sole                 92531.00
Sempra Energy                  COM              816851109      496          8279 SH       Sole                  8279.00
Steris Corp.                   COM              859152100      713         22534 SH       Sole                 22534.00
Sunoco Logistics LP            COM              86764l108      369          9750 SH       Sole                  9750.00
Sysco Corp.                    COM              871829107      444         14880 SH       Sole                 14880.00
Teleflex                       COM              879369106      747         12224 SH       Sole                 12224.00
Tidewater Inc.                 COM              886423102      618         11449 SH       Sole                 11449.00
Vangaurd IT Corp Bond          COM              92206C870      395          4715 SH       Sole                  4715.00
Vanguard Dividend Appreciation COM              921908844    14021        239469 SH       Sole                239469.00
Vanguard Emerging Markets Stoc COM              922042858     9269        213219 SH       Sole                213219.00
Vanguard Total Stock Market    COM              922908769     1344         18601 SH       Sole                 18601.00
Wal-Mart Stores Inc.           COM              931142103      478          7806 SH       Sole                  7806.00
Walgreen Company               COM              931422109      344         10284 SH       Sole                 10284.00
iS Cohen & Strs Realty         COM              464287564     9401        122660 SH       Sole                122659.89
iS Russell Midcap              COM              464287499     9723         87818 SH       Sole                 87817.92
iShares MSCI ACWI Index        COM              464288257     1803         38201 SH       Sole                 38201.00
iShares Russell Midcap Value   COM              464287473      241          5010 SH       Sole                  5010.00
Colgate-Palmolive              COM              194162103      202          2066 SH       Sole                     2066
Exxon Mobil Corp.              COM              30231G102     2641         30448 SH       Sole                    30448
REPORT SUMMARY		        64 DATA RECORDS              89798		  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
